Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 86,531	$ 11,912
Accounts receivable, net	915,044	868,948
Inventory	0	0
Due from related party	0	0
Prepaid expenses and other current assets	102,782	76,185
Contract assets	0	0
TOTAL CURRENT ASSETS	1,104,357	957,045
NON-CURRENT ASSETS:
Property and equipment, net	698,982	743,282
Operating lease right-of-use assets	449,556	496,685
Patents, net	202,635	253,663
Notes receivable, related party	0	0
Investment in related party	0	1,500,000
Joint venture	0	0
Goodwill	23,965	0
Other assets, net	308,804	161,677
Intangible assets, net	0	0
TOTAL NON-CURRENT ASSETS	1,683,942	3,155,307
TOTAL ASSETS	2,788,299	4,112,352
CURRENT LIABILITIES:
Accounts payable and accrued expenses	16,863,559	15,663,272
Contract liabilities	0	0
Loss provision for contracts in progress	0	0
Convertible notes, net	0	120,925
Notes payable, current	114,000	1,923,868
Derivative liability	(57,235)	108,958
Loan payable, current	571,530	570,487
Loan payable, related party	361,747	361,747
Secured debenture, current	260,550	183,208
Operating lease liabilities - current	80,400	80,400
Other current liabilities	70,513	70,461
TOTAL CURRENT LIABILITIES	18,265,063	19,083,326
NON-CURRENT LIABILITIES:
Secured debenture	781,094	916,042
Loan payable	291,967	291,968
Operating lease liabilities - non-current	447,009	496,335
TOTAL NON-CURRENT LIABILITIES	1,520,070	1,704,345
TOTAL LIABILITIES	19,785,133	20,787,671
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 10,551,957,534 and 8,100,117,720 shares issued as of December 31, 2024 and December 31, 2023, respectively,	1,055,196	798,346
Treasury stock at cost, 100,000 shares at December 31, 2024 and December 31, 2023	(1,000)	(1,000)
Additional paid-in capital	51,157,797	49,733,618
Common Stock to be issued	2,470,046	205,000
Non-controlling interests	1,207,006	1,217,410
Accumulated other comprehensive income (loss)	(1,627,086)	(1,253,356)
Accumulated deficit	(71,259,677)	(67,376,221)
TOTAL STOCKHOLDERS' DEFICIT	(16,996,834)	(16,675,319)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,788,299	4,112,352
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	$ 883	$ 883